Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following is a summary of the basic and diluted net loss per share computation for the three and nine months ended September 30, 2013 and 2012 (amounts in thousands, expect for shares and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
Net loss from continuing operations attributable to stockholders	$(59,154)	$(12,687)	$(248,840)	$(24,310)
Less: dividends declared on preferred shares	(53)	(140)	(368)	(210)
Net loss from continuing operations attributable to common stockholders	(59,207)	(12,827)	(249,208)	(24,520)
Net income (loss) from discontinued operations attributable to common stockholders	91	(3)	164	(478)
Net loss attributable to common stockholders	$(59,116)	$(12,830)	$(249,044)	$(24,998)
Weighted average common shares outstanding(1)	184,807,219	138,323,562	166,970,341	76,950,157
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$(0.32)	$(0.09)	$(1.49)	$(0.31)
Basic and diluted net loss per share from discontinued operations attributable to common stockholders	$-	$-	$-	$(0.01)
Basic and diluted net loss per share attributable to common stockholders	$(0.32)	$(0.09)	$(1.49)	$(0.32)
(1)	Weighted average shares for the nine months ended September 30, 2013 are adjusted on a pro forma basis as if the purchase of 27.7 million shares of ARCT III common stock for cash, purchased in conjunction with the ARCT III Merger, had been completed at the beginning of the period. Weighted average shares for the nine months ended September 30, 2013, excluding this pro forma adjustment, were 172,798,170 and net loss per share was $1.44 per share, basic and diluted.

The following is a summary of the basic and diluted net loss per share computation for the years ended December 31, 2012 and 2011. The Company had no income or loss for the period from the Company's date of inception to December 31, 2010 (amounts in thousands, expect for shares and per share data):

	Year Ended December 31,
	2012	2011
Net loss from continuing operations attributable to stockholders	$(38,700)	$(3,883)
Less: dividends declared on preferred shares	(368)	-
Net loss from continuing operations attributable to common stockholders	(39,068)	(3,883)
Net loss from discontinued operations attributable to common stockholders	(699)	(816)
Net loss attributable to common stockholders	$(39,767)	$(4,699)
Weighted average common shares outstanding	102,513,974	3,720,351
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$(0.38)	$(1.04)
Basic and diluted net loss per share from discontinued operations attributable to common stockholders	$(0.01)	$(0.22)
Basic and diluted net loss per share attributable to common stockholders	$(0.39)	$(1.26)